Financial Instruments and Financial Risk Management (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about financial instruments [abstract]
Summary of Maximum Exposure to Credit Risk

	December 31, 2025	December 31, 2024
Trade and other receivables	881,432	927,654

Summary of Aging of Trade and Other Receivables

The aging of trade and other receivables at the reporting date was:

		Allowance for		Allowance for
		expected		expected
	Total	credit loss	Total	credit loss
	2025	2025	2024	2024
Not past due	643,322	1,487	646,859	2,145
Past due 1 – 30 days	168,427	2,504	174,343	2,526
Past due 31 – 60 days	46,880	7,512	52,700	7,578
Past due more than 60 days	47,843	13,537	79,013	13,012
	906,472	25,040	952,915	25,261

Summary of Movement in Allowance for Expected Credit Loss in Respect of Trade and Other Receivables

The movement in the allowance for expected credit loss in respect of trade and other receivables during the year was as follows:

	2025	2024
Balance, beginning of year	25,261	29,506
Business combinations	1,484	2,837
Bad debt expenses	15,013	14,846
Amount written off, net of recoveries	(18,017)	(19,631)
Effect of movements in exchange rates	1,299	(2,297)
Balance, end of year	25,040	25,261

Summary of Contractual Maturities of Financial Liabilities Including Estimated Interest Payment

The following are the contractual maturities of the financial liabilities, including estimated interest payment:

	Carrying	Contractual	Less than	1 to 2	2 to 5	More than
	amount	cash flows	1 year	years	years	5 years
2025
Trade and other payables	667,246	667,246	667,246	-	-	-
Long-term debt	2,577,975	3,315,317	337,844	969,803	457,177	1,550,493
Other financial liability*	101,010	129,475	4,081	31,644	93,750	-
	3,346,231	4,112,038	1,009,171	1,001,447	550,927	1,550,493

2024
Trade and other payables	639,190	639,190	639,190	-	-	-
Long-term debt	2,402,881	3,178,019	209,454	973,603	522,404	1,472,558
Other financial liability*	7,779	7,779	7,779	-	-	-
	3,049,850	3,824,988	856,423	973,603	522,404	1,472,558

* Includes the contractual maturities for the contingent considerations presented in other financial liabilities. Other financial liabilities with no contractual cashflows in the amount of $9.6 million (2024 - $11.9 million) are excluded from the table above.

Summary of Financial Assets and Liabilities Exposure to Foreign Currency Risk

The Group’s financial assets and liabilities exposure to foreign currency risk related to Canadian entities was as follows based on notional amounts:

	2025	2024
Trade and other receivables	41,021	53,423
Trade and other payables	(7,511)	(8,984)
Long-term debt	(1,651,596)	(1,653,291)
Balance sheet exposure	(1,618,086)	(1,608,852)
Long-term debt designated as investment hedge	1,655,000	1,655,000
Net balance sheet exposure	36,914	46,148

Summary of Exchange Rates Applied	The following exchange rates applied during the year:

	December 31, 2025	December 31, 2024
Average USD for the year ended	1.3978	1.3698
Closing USD as at	1.3724	1.4384

Summary of Sensitivity Analysis

A 1-cent increase in the U.S. dollar at the reporting date, assuming all other variables, in particular interest rates, remain constant, would have increased (decreased) equity and income or loss by the amounts shown below. The analysis is performed on the same basis for 2024.

	2025		2024
	1-cent	1-cent	1-cent	1-cent
	Increase	Decrease	Increase	Decrease
Balance sheet exposure	(11,790)	11,790	(11,185)	11,185
Long-term debt designated as investment hedge	12,059	(12,059)	11,506	(11,506)
Net balance sheet exposure	269	(269)	321	(321)

Summary of Carrying Amount of Interest-bearing Financial Instruments

At December 31, 2025 and 2024, the interest rate profile of the Group’s carrying amount of interest-bearing financial instruments:

	2025	2024*
Fixed rate instruments	2,031,262	2,127,827
Variable rate instruments	546,713	275,054
	2,577,975	2,402,881

* Comparative information has been reclassified to separately present variable rate instruments.

Summary of Debt-to-Equity and Debt-to-Capitalization Ratios

The Group monitors its long-term debt using the ratios below to maintain an appropriate debt level. The Group’s debt-to-equity and debt-to-capitalization ratios are as follows:

	2025	2024
Long-term debt	2,577,975	2,402,881
Shareholders' equity	2,677,627	2,673,275
Debt-to-equity ratio	0.96	0.90
Debt-to-capitalization ratio[1]	0.49	0.47

[1] Long-term debt divided by the sum of shareholders' equity and long-term debt.

Summary of Fair Values of Financial Assets and Liabilities, Together with Carrying Amounts Shown in Statements of Financial Position

The fair values of financial assets and liabilities, together with the carrying amounts shown in the statements of financial position, are as follows:

	December 31, 2025		December 31, 2024
	Carrying	Fair	Carrying	Fair
	Amount	Value	Amount	Value
Financial assets
Assets carried at fair value
Investment in equity securities	24,954	24,954	22,097	22,097
Assets carried at amortized cost
Trade and other receivables	881,432	881,432	927,654	927,654
	906,386	906,386	949,751	949,751

Financial liabilities
Liabilities carried at fair value
Other financial liability	110,579	110,579	19,686	19,686
Liabilities carried at amortized cost
Trade and other payables	667,246	667,246	639,190	639,190
Long-term debt	2,577,975	2,635,137	2,402,881	2,339,947
	3,355,800	3,412,962	3,061,757	2,998,823